ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses consist of the following:

	June 30,	December 31,
	2015	2014
Accrued payroll	$140,573	$112,315
Accrued employee benefits and pension expenses	94,220	110,305
Accrued professional fees	71,996	108,705
Accrued taxes	56,321	21,337
Accrued bonus	38,463	78,041
Accrued legal settlement	6,962	17,089
Accrued office rent and management fees	-	48,899
Other	45,189	64,014
Total	$453,724	$560,705

Accrued expenses consist of the following:
	December 31,	December 31,
	2014	2013
Accrued payroll	$112,315	$236,553
Accrued employee benefits and pension expenses	110,305	88,813
Accrued professional fees	108,705	68,419
Accrued bonus	78,041	66,037
Accrued office rent and management fees	48,899	14,630
Accrued taxes	21,337	10,085
Accrued legal settlement	17,089	105,715
Other	64,014	54,897
Total	$560,705	$645,149